Nature of Business Activities and Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment branch	Jun. 30, 2023 branch	Mar. 31, 2023 branch	Dec. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of branches | branch	20	20	20
Reserve balance requirements | $	$ 0			$ 0
Number of operating segment	1
Number of reportable segment	1
Building and Building Improvements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	40 years
Furniture and Fixtures | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	3 years
Furniture and Fixtures | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	10 years
Burke & Herbert Bank & Trust Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Subsidiary, ownership percentage, parent	100.00%	100.00%	100.00%